STOCK BASED COMPENSATION (Restricted Stock Activity) (Details) - $ / shares shares in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Shares (000's)
Forfeited (in shares)				(21)
Restricted stock
Number of Shares (000's)
Unvested at the beginning of the period (in shares)	404	294	504
Granted (in shares)	0	305	204
Vested (in shares)	(37)	(183)	(393)
Forfeited (in shares)	(3)	(12)
Unvested at the end of the period (in shares)	364	404	294	504
Weighted Average Grant Date Fair Value
Unvested at the beginning of the period (in dollars per share)	$ 2.84	$ 4.19	$ 3.68
Granted (in dollars per share)	0.00	1.93	4.05
Vested (in dollars per share)	2.14	3.52	3.51
Forfeited (in dollars per share)	2.49	2.49		$ 3.20
Unvested at the ending of the period (in dollars per share)	$ 2.91	$ 2.84	$ 4.19	$ 3.68